Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
REVENUES	$ 138	$ 180	$ 357	$ 343
COST OF REVENUES	(50)	(77)	(88)	(144)
GROSS PROFIT	88	103	269	199
RESEARCH AND DEVELOPMENT EXPENSES, net	3,729	2,895	7,037	8,655
MARKETING EXPENSES		189		424
GENERAL AND ADMINISTRATIVE EXPENSES	1,181	1,171	2,437	2,566
OPERATING LOSS	4,822	4,152	9,205	11,446
FINANCIAL INCOME	(223)	(108)	(499)	(253)
FINANCIAL EXPENSES	91	10	166	40
FINANCIAL INCOME, net	(132)	(98)	(333)	(213)
COMPREHENSIVE LOSS	$ 4,690	$ 4,054	$ 8,872	$ 11,233
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.13	$ 0.13	$ 0.25	$ 0.37
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	35,881,128	30,147,505	35,881,128	30,017,020